Leases	6 Months Ended
Jun. 30, 2025
Leases
Leases

8	Leases

The Company determines if a contract contains a lease at inception. US GAAP requires that the Company’s leases be evaluated and classified as operating or finance leases for financial reporting purposes. The classification evaluation begins at the commencement date and the lease term used in the evaluation includes the non-cancellable period for which the Company has the right to use the underlying asset, together with renewal option periods when the exercise of the renewal option is reasonably certain and failure to exercise such option which results in an economic penalty.

The Company has two office premise operating lease agreements with lease terms of three years, respectively. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. Upon adoption of ASU 2016-02, no right-of-use (“ROU”) assets nor lease liability was recorded for the lease with a lease term with one year or less.

As of June 30, 2025, the Company had the following non-cancellable operating lease contracts:

Description of lease	Lease term
Office premise – Block 1090	3 years
Office premise – Block 1092	3 years

(a) Amount recognized in the consolidated balance sheets:

	December 31, 2024	June 30, 2025	June 30, 2025
	S$	S$	US$

Right-of-use assets	30,940	10,267	8,047

Operating lease liabilities
Current	35,812	13,215	10,358
Non-current	-	-	-
	35,812	13,215	10,358

(b) A summary of lease cost recognized in the Company’s consolidated statements of operations is as follows:

	Six-month ended June 30,
	2024	2025	2025
	S$	S$	US$
Operating lease cost
Operating lease expense	22,376	21,223	16,635

(c) Supplemental cash flow information related to leases is as follows:

	Six-month ended June 30,
	2024	2025	2025
	S$	S$	US$

Cash paid for amounts included in the measurement of lease liabilities:
Cash flows for operating leases	22,376	21,223	16,635

CUPRINA HOLDINGS (CAYMAN) LIMITED

NOTES TO UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

Lease Commitment

Future minimum lease payments under non-cancellable operating lease agreements as of December 31, 2024 were as follows:

Minimum lease payment
S$
Twelve months ending December 31, 2025	36,421

Total future minimum lease payments	36,421
Less imputed interest	(609)

Present value of lease liabilities	35,812
Less: current portion	(35,812)

Long-term portion	-

Future minimum lease payments under non-cancellable operating lease agreements as of June 30, 2025 were as follows:

	Minimum lease payment
	S$	US$
Twelve months ending June 30, 2026	13,274	10,404

Total future minimum lease payments	13,274	10,404
Less imputed interest	(59)	(46)

Present value of operating lease liabilities	13,215	10,358
Less: current portion	(13,215)	(10,358)

Long-term portion	-	-

The following summarizes other supplemental information about the Company’s lease as of December 31, 2024 and June 30, 2025:

	December 31, 2024	June 30, 2025
Weighted average discount rate
Operating leases	5.25%	5.25%

Weighted average remaining lease term
Operating leases	9 months	3 months

CUPRINA HOLDINGS (CAYMAN) LIMITED

NOTES TO UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS